Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	COMMUNICATIONS — 1.5%
353,200	Twitter, Inc.*	$13,665,308
	CONSUMER DISCRETIONARY — 4.4%
674,300	Cie Generale des Etablissements Michelin SCA - ADR[1]	18,219,586
266,000	Lennar Corp. - Class A	21,591,220
78	Lennar Corp. - Class B	5,331
		39,816,137
	CONSUMER STAPLES — 8.1%
341,500	Coca-Cola Co.	21,173,000
69,900	Constellation Brands, Inc. - Class A	16,099,368
135,000	Procter & Gamble Co.	20,628,000
180,000	Tyson Foods, Inc. - Class A	16,133,400
		74,033,768
	ENERGY — 4.1%
825,500	Coterra Energy, Inc.	22,263,735
169,600	Phillips 66	14,651,744
		36,915,479
	FINANCIALS — 17.6%
78,300	Ameriprise Financial, Inc.	23,518,188
191,392	Blackstone, Inc.	24,295,300
192,900	Capital One Financial Corp.	25,325,841
179,300	Cincinnati Financial Corp.	24,377,628
173,800	Commerce Bancshares, Inc.	12,442,342
131,200	Cullen/Frost Bankers, Inc.	18,159,392
1,744,200	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	10,796,598
114,800	PNC Financial Services Group, Inc.	21,174,860
		160,090,149
	HEALTH CARE — 11.3%
247,100	Alcon, Inc.[1]	19,602,443
88,400	Amgen, Inc.	21,376,888
97,411	Danaher Corp.	28,573,569
554,100	Elanco Animal Health, Inc.*	14,456,469
172,800	Medtronic PLC[1]	19,172,160
		103,181,529
	INDUSTRIALS — 10.2%
79,700	General Dynamics Corp.	19,222,046

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
109,000	Honeywell International, Inc.	$21,209,220
134,500	Oshkosh Corp.	13,537,425
77,300	Parker-Hannifin Corp.	21,934,648
201,000	Xylem, Inc.	17,137,260
		93,040,599
	MATERIALS — 10.0%
539,500	Corteva, Inc.	31,010,460
104,000	Ecolab, Inc.	18,362,240
64,000	Martin Marietta Materials, Inc.	24,632,960
207,000	RPM International, Inc.	16,858,080
		90,863,740
	REAL ESTATE — 4.8%
128,000	Crown Castle International Corp. - REIT	23,628,800
133,500	Equity LifeStyle Properties, Inc. - REIT	10,210,080
55,600	Sun Communities, Inc. - REIT	9,746,124
		43,585,004
	TECHNOLOGY — 20.2%
64,000	Adobe, Inc.*	29,159,680
83,000	ANSYS, Inc.*	26,364,950
333,000	Microchip Technology, Inc.	25,021,620
133,800	Microsoft Corp.	41,251,878
94,500	PayPal Holdings, Inc.*	10,928,925
163,000	QUALCOMM, Inc.	24,909,660
255,000	Sony Group Corp. - ADR[1]	26,191,050
		183,827,763
	UTILITIES — 5.0%
190,000	Atmos Energy Corp.	22,703,100
318,000	Xcel Energy, Inc.	22,950,060
		45,653,160
	TOTAL COMMON STOCKS
	(Cost $785,773,926)	884,672,636

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.6%
$23,879,999	UMB Bank Demand Deposit, 0.01%[2]	$23,879,999
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $23,879,999)	23,879,999
	TOTAL INVESTMENTS — 99.8%
	(Cost $809,653,925)	908,552,635
	Other Assets in Excess of Liabilities — 0.2%	1,553,871
	TOTAL NET ASSETS — 100.0%	$910,106,506

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.